Revenue and segmental reporting, Trade receivables, contract assets and contract liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables from contracts with customers [abstract]
Additions	£ 453	£ 897
Trade Receivables [Member]
Receivables from contracts with customers [abstract]
Beginning balance	1,186	3,600
Additions	4,023	3,431
Deductions	(5,209)	(5,845)
Ending balance	0	1,186
Contract Assets [Member]
Receivables from contracts with customers [abstract]
Beginning balance	424	0
Additions	1,658	424
Deductions	0	0
Ending balance	2,082	424
Deferred Revenue [Member]
Receivables from contracts with customers [abstract]
Beginning balance	76,418	98,232
Additions	0	0
Deductions	(24,432)	(21,814)
Ending balance	51,986	76,418
Contract Liabilities [Member]
Receivables from contracts with customers [abstract]
Beginning balance	76,418	98,232
Additions	0	0
Deductions	(24,432)	(21,814)
Ending balance	£ 51,986	£ 76,418